Document and Entity Information	Nov. 11, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 11, 2026
Entity File Number	001-36181
Entity Registrant Name	CareTrust REIT, Inc.
Entity Central Index Key	0001590717
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	46-3999490
Entity Address, Address Line One	24901 Dana Point Harbor Dr
Entity Address, Address Line Two	Suite A200
Entity Address, City or Town	Dana Point
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92629
City Area Code	949
Local Phone Number	542-3130
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	CTRE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false